Other Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Assets
17.	OTHER ASSETS

			December 31,
	Note		2017	2018
			RMB	RMB
Contract costs	(i	)	—	1,287
Installation fees			228	124
Other long-term prepaid expenses			3,121	3,429

			3,349	4,840

Note:

(i)

Contract costs capitalized as of December 31, 2018 mainly relate to the incremental sales commissions paid to third party agents whose selling activities resulted in subscribers entering into telecommunications service agreements with the Group. The amount of capitalized costs recognized in profit or loss during the year was RMB1,744. There was no impairment in relation to the opening balance of capitalized costs or the costs capitalized during the year.